Securities Available for Sale (Tables)	12 Months Ended
Jun. 30, 2012
Investments, Debt and Equity Securities [Abstract]
Available-for-sale Securities [Table Text Block]

Securities available for sale are summarized as follows as of June 30:

	2012
	Amortized	Unrealized	Unrealized	Fair
(In thousands)	Cost	Gains	Losses	Value

Corporate bonds	$2,821	$3	$(232)	$2,592
U.S. Government agencies	8,000	1	(13)	7,988
Mortgage-backed securities, residential	10,344	71	(5)	10,410
Collateralized mortgage obligations	20,041	145	(52)	20,134
	$41,206	$220	$(302)	$41,124

	2011
Corporate bonds	$3,000	$-	$(45)	$2,955
U.S. Government agencies	12,530	10	(20)	12,520
Mortgage-backed securities, residential	4,020	78	-	4,098
Collateralized mortgage obligations	20,199	107	(65)	20,241
	$39,749	$195	$(130)	$39,814

Schedule Of Maturities Of Available For Sale Securities [Table Text Block]

The scheduled maturities of securities available for sale at June 30, 2012 are as follows:

	2012
	Amortized	Fair
(In thousands)	Cost	Value
Due in less than one year	$821	$824
Due in one to five years	-	-
Due after five through ten years	2,000	1,768
Due after ten years	8,000	7,988
Mortgage-backed securities, residential	10,344	10,410
Collateralized mortgage obligations	20,041	20,134
	$41,206	$41,124

Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Table Text Block]

The following table shows the Company’s investment securities’ gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at June 30, 2012.

	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In Thousands)
Corporate bonds	$825	$(175)	$943	$(57)	$1,768	$(232)
U.S. Government agencies	5,487	(13)	-	-	5,487	(13)
Mortgage-backed securities, residential	1,831	(5)	-	-	1,831	(5)
Collateralized mortgage obligations	8,156	(52)	-	-	8,156	(52)
Total Temporarily Impaired Securities	$16,299	$(245)	$943	$(57)	$17,242	$(302)

The following table shows the Company’s investment securities’ gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at June 30, 2011.

	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In Thousands)
Corporate bonds	$1,954	$(45)	$-	$-	$1,954	$(45)
U.S. Government agencies	4,480	(20)	-	-	4,480	(20)
Collateralized mortgage obligations	5,956	(65)	-	-	5,956	(65)
Total Temporarily Impaired Securities	$12,390	$(130)	$-	$-	$12,390	$(130)